Property, Plant and Equipment	6 Months Ended
Sep. 30, 2021
Property, Plant and Equipment [Abstract]
PROPERTY, PLANT AND EQUIPMENT

NOTE 8 – PROPERTY, PLANT AND EQUIPMENT

Property, plant and equipment consisted of the following as of September 30, 2021 and March 31, 2021:

	September 30, 2021 (Unaudited)	March 31, 2021

Machinery	$762,956	$750,333
Vehicles	200,623	197,304
Office equipment	161,416	158,745
Electric equipment	86,316	80,836
Leasehold improvement	1,749,098	1,703,356
Total property plant and equipment, at cost	2,960,409	2,890,574
Less: accumulated depreciation	(1,664,004)	(1,457,095)
Total property, plant and equipment, net	$1,296,405	$1,433,479

Depreciation expense were $181,797 and $179,043 for the six months ended September 30, 2021 and 2020, respectively.